Income Tax Benefit (Expense)	12 Months Ended
Mar. 31, 2026
Disclosure Of Income Tax [Abstract]
Income Tax Benefit (Expense)
17)
INCOME TAX BENEFIT (EXPENSE)

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2024	2025	2026
Current tax expense
Current period	(2,344)	(2,569)	(8,678)
Adjustment for prior period	—	(187)	(40)
Current tax expense	(2,344)	(2,756)	(8,718)

Deferred tax benefit (expense)
Origination of temporary differences	9,148	7,139	17,508
Change in tax rate	—	(575)	—
Recognition of previously unrecognized tax losses	118,253	10,224	591
Utilization of previously recognized tax losses	(1,789)	(34,323)	(36,312)
Others	537	(325)	235
Deferred tax benefit (expense) (refer note 20)	126,149	(17,860)	(17,978)

Total	123,805	(20,616)	(26,696)

Income tax recognized in other comprehensive income

	For the year ended March 31
	2024			2025			2026
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(9,862)	—	(9,862)	(20,898)	—	(20,898)	(80,437)	—	(80,437)
Equity instruments at FVOCI - net change in fair value	—	—	—	(452)	—	(452)	275	—	275
Remeasurement of defined benefit liability	(1,212)	248	(964)	(839)	197	(642)	(571)	148	(423)
Total	(11,074)	248	(10,826)	(22,189)	197	(21,992)	(80,733)	148	(80,585)

	For the year ended March 31
	2024			2025			2026
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Issue of convertible notes (refer note 28)	—	—	—	—	—	—	295,939	(54,211)	241,728
Repurchase of convertible notes (refer note 28)	—	—	—	—	—	—	(840)	162	(678)
Total	—	—	—	—	—	—	295,099	(54,049)	241,050

Reconciliation of effective tax

	For the year ended March 31
Particulars	2024	2025	2026
Profit for the year	216,743	95,274	51,670
Less: Income tax benefit (expense)	123,805	(20,616)	(26,696)
Profit before tax	92,938	115,890	78,366

Income tax expense using the Company's domestic tax rate	(13,981)	(19,701)	(13,322)
Effect of tax rates in foreign jurisdictions	(9,608)	(11,954)	(12,016)
Non-deductible expenses	(420)	(412)	(721)
Tax exempt income	62	78	251
Change in estimates related to previous years	(482)	(678)	(40)
Utilization of previously unrecognised tax losses	533	6,540	884
Impact of change in tax laws	—	(575)	—
Change in unrecognised temporary differences	4	(325)	236
Current year losses for which no deferred tax asset was recognized	(1,389)	(2,834)	(2,145)
Recognition of previously unrecognised tax losses	118,253	10,224	591
Recognition of previously unrecognised temporary differences	33,057	—	—
Others	(2,224)	(979)	(414)
Income tax benefit (expense)	123,805	(20,616)	(26,696)